Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 460,701,763.60
Previously Paid Amount	0.00
Total Fee Amount	63,622.91
Total Offset Amount	0.00
Net Fee	63,622.91
Narrative - Max Aggregate Offering Price	$ 460,701,763.60
Final Prospectus	true